Changes in Accounting Policies, Estimates and Disclosures (Details) - Schedule of income statement $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)
Reported Balance [Member]
STATEMENT OF INCOME
Interest revenue	$ 2,388,470
Interest expense	(814,448)
Net interest income	1,574,022
Income from commissions	584,321
Expense from commissions	(129,293)
Net income from commissions	455,028
Net Financial income (expense)	186,941
Foreign exchange transactions, net	(15,962)
Income attributable to investments in other companies
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations
Other operating income	34,056
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	2,234,085
Expected credit losses	(19,172)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,214,913
Expenses from salaries and employee benefits	(450,952)
Administrative expenses	(324,625)
Depreciation and amortization	(76,798)
Impairment of non-financial assets	(1,690)
Other operating expenses	(30,355)
TOTAL OPERATING EXPENSES	(884,420)
Income attributable to associates	1,793
NET OPERATING INCOME	1,332,286
Income taxes	(275,969)
NET INCOME FOR THE YEAR	1,056,317
Reclassifications [Member]
STATEMENT OF INCOME
Interest revenue
Interest expense
Net interest income
Income from commissions
Expense from commissions
Net income from commissions
Net Financial income (expense)	(15,962)	[1]
Foreign exchange transactions, net	15,962	[1]
Income attributable to investments in other companies	1,793	[2]
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations	1,986	[3]
Other operating income	(12,993)	[3],[4]
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	(9,214)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	(9,214)
Expenses from salaries and employee benefits
Administrative expenses
Depreciation and amortization
Impairment of non-financial assets
Other operating expenses	11,007	[3],[4]
TOTAL OPERATING EXPENSES	11,007
Income attributable to associates	(1,793)	[2]
NET OPERATING INCOME
Income taxes
NET INCOME FOR THE YEAR
New Balance [Member]
STATEMENT OF INCOME
Interest revenue	2,388,470
Interest expense	(814,448)
Net interest income	1,574,022
Income from commissions	584,321
Expense from commissions	(129,293)
Net income from commissions	455,028
Net Financial income (expense)	170,979
Income attributable to investments in other companies	1,793
Result from non-current assets and disposal groups held for sale not admissible as discontinued operations	1,986
Other operating income	21,063
TOTAL OPERATING INCOME, BEFORE EXPECTED CREDIT LOSSES	2,224,871
Expected credit losses	(19,172)
TOTAL OPERATING INCOME, NET OF EXPECTED CREDIT LOSSES	2,205,699
Expenses from salaries and employee benefits	(450,952)
Administrative expenses	(324,625)
Depreciation and amortization	(76,798)
Impairment of non-financial assets	(1,690)
Other operating expenses	(19,348)
TOTAL OPERATING EXPENSES	(873,413)
Income attributable to associates
NET OPERATING INCOME	1,332,286
Income taxes	(275,969)
NET INCOME FOR THE YEAR	$ 1,056,317

[1]	Income and expense from foreign exchange were included as part of “Net Financial income (expense)”.
[2]	Income from investments in associates and other companies were reclassified from “Income attributable to associates” to “Other operating income”.
[3]	Expenses for assets received in lieu of payment and income from sale of noncurrent assets were reclassified from “Other operating expenses” and “Other Operating income” to “Result from non-current assets and disposal groups held for sale not admissible as discontinued operations”.
[4]	Income for recovery of expenses for credit operations of financial leasing and other operational risk events were reclassified from “Other operating income” to “Other Operating expenses”.